Annual Total Returns[BarChart] - Victory RS International Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.19%)	17.65%	15.55%	(5.80%)	0.64%	2.41%	25.26%	(10.65%)	21.72%	5.55%